General (Details) $ in Billions	Nov. 27, 2024 USD ($)	Sep. 30, 2024 vessel
Scenario, Forecast | Gimi debt refinancing
Property, Plant and Equipment [Line Items]
Debt instrument, face amount | $	$ 1.4
FLNG | LNG carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		2
LNG carrier | LNG carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		2